Consolidated Statements of Changes In Shareholders’ Equity - USD ($) $ in Thousands	Ordinary shares	Additional paid-in capital	Accumulated deficit	Total
Balance at Dec. 31, 2022	$ 83,664	$ 84,941	$ (127,293)	$ 41,312
Balance (in Shares) at Dec. 31, 2022	5,844,463
Share-based compensation		198		198
RSU vesting	$ 64	(64)
RSU vesting (in Shares)	4,753
Net loss			(11,320)	(11,320)
Balance at Jun. 30, 2023	$ 83,728	85,075	(138,613)	30,190
Balance (in Shares) at Jun. 30, 2023	5,849,216
Balance at Dec. 31, 2023	$ 83,746	84,802	(144,861)	$ 23,687
Balance (in Shares) at Dec. 31, 2023	5,850,555			5,850,555
Share-based compensation		(198)		$ (198)
RSU vesting	$ 7	(7)
RSU vesting (in Shares)	487
Net loss			(6,312)	(6,312)
Balance at Jun. 30, 2024	$ 83,753	$ 84,597	$ (151,173)	$ 17,177
Balance (in Shares) at Jun. 30, 2024	5,851,042			5,851,042